Acquisitions, Dispositions And Other Adjustments (Time Warner Acquisitions Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Feb. 15, 2017	Oct. 22, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line items]
Acquisition of business - purchase price (in millions)			$ (1,123)	$ 2,959	$ 30,759
Time Warner Inc. [Member] | Acquisition [Member] | Pending Approval [Member]
Business Acquisition [Line items]
Acquisition of business - agreement date		Oct. 22, 2016
Acquisition of business - anticipated or actual cash paid to seller (in US dollars per share)		$ 107.5
Acquisition of business - purchase price (in millions)		$ 85,400
Acquisition of business - fair value of assets acquired			$ 106,523
Date acquired entity's shareholders vote on merger agreement	Feb. 15, 2017
Lawsuit Filing Date			Nov. 20, 2017
Name of Plaintiff			U.S. Department of Justice
Expected Trial Commencement			2018-03
Acquisition of business - termination date of agreement			Apr. 22, 2018
Acquisition of business - date termination date of agreement extended			Dec. 21, 2017
Obligation upon termination			$ 500
Time Warner Inc. [Member] | Acquisition [Member] | Pending Approval [Member] | Extended Termination Date [Member]
Business Acquisition [Line items]
Acquisition of business - termination date of agreement			Jun. 21, 2018
Time Warner Inc. [Member] | Acquisition [Member] | Pending Approval [Member] | Minimum [Member]
Business Acquisition [Line items]
Acquisition of business - percentage ownership of combined company held by former shareholders of acquiree			14.40%
Time Warner Inc. [Member] | Acquisition [Member] | Pending Approval [Member] | Maximum [Member]
Business Acquisition [Line items]
Acquisition of business - percentage ownership of combined company held by former shareholders of acquiree			15.70%
Time Warner Inc. [Member] | Acquisition [Member] | Pending Approval [Member] | Cash [Member]
Business Acquisition [Line items]
Acquisition of business - consideration to be given (percent)			50.00%
Acquisition of business - value of consideration (in US dollars per share)			$ 53.75
Time Warner Inc. [Member] | Acquisition [Member] | Pending Approval [Member] | Common Stock [Member]
Business Acquisition [Line items]
Acquisition of business - consideration to be given (percent)			50.00%
Time Warner Inc. [Member] | Acquisition [Member] | Pending Approval [Member] | Common Stock [Member] | Stock Price Scenario 1 [Member] | Minimum [Member]
Business Acquisition [Line items]
Acquisition of assets - noncash consideration			Quotient of $53.75 divided by the average stock price
Acquisition of business - value of noncash consideration (in US dollars per share)			$ 37.411
Time Warner Inc. [Member] | Acquisition [Member] | Pending Approval [Member] | Common Stock [Member] | Stock Price Scenario 1 [Member] | Maximum [Member]
Business Acquisition [Line items]
Acquisition of assets - noncash consideration			Quotient of $53.75 divided by the average stock price
Acquisition of business - value of noncash consideration (in US dollars per share)			$ 41.349
Time Warner Inc. [Member] | Acquisition [Member] | Pending Approval [Member] | Common Stock [Member] | Stock Price Scenario 2 [Member]
Business Acquisition [Line items]
Acquisition of assets - noncash consideration			1.300 shares of AT&T stock per share of Time Warner common stock
Acquisition of business - value of noncash consideration (in US dollars per share)			$ 41.349
Time Warner Inc. [Member] | Acquisition [Member] | Pending Approval [Member] | Common Stock [Member] | Stock Price Scenario 3 [Member]
Business Acquisition [Line items]
Acquisition of assets - noncash consideration			1.437 shares of AT&T stock per share of Time Warner common stock
Acquisition of business - value of noncash consideration (in US dollars per share)			$ 37.411